DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Outstanding Exchangeable Note
The following table summarizes some key facts and terms regarding the outstanding Notes as of December 31, 2023:

	Due 2025	Due 2024
Issuance date	August 27, 2020	January 18, 2017
Maturity date	September 15, 2025	January 15, 2024
Effective conversion date	June 15, 2025	September 15, 2023
Principal amount	$460,000	$87,432
Cash coupon rate (per annum)	—%	1.25%
Conversion rate effective (per $1000 principal amount)	3.34	12.05
Effective conversion price (per ADS)	$299.19	$82.96

Schedule of Carrying Values
The carrying values of the liability of the Notes are reflected in the Company's accompanying consolidated balance sheets as follows:

	2020 Notes		2017 Notes
	December 31,		December 31,
	2023	2022	2023	2022
Principal	$460,000	$460,000	$87,432	$90,055
Conversion option (Level 2)	—		121,922	$122,323
Less:
Debt issuance costs, net of amortization	(2,919)	(4,618)	(14)	(335)
Unamortized discount	—		(111)	(2,751)

Net liability carrying amount	$457,081	$455,382	$209,229	$209,292

Schedule of Liability Interest Expense
Interest expense related to the Notes is reflected on the accompanying consolidated statements of income as follows:

	2020 Notes			2017 Notes
	Year Ended December 31,			Year Ended December 31,
	2023	2022	2021	2023	2022	2021
Amortization of debt issuance costs	$1,699	$1,693	$1,485	$316	$303	$608
Non-cash amortization of debt discount	—	—	6,471	2,600	2,587	5,986
Interest expense	—	—	—	1,101	1,127	1,891
Loss in respect of convertible loan extinguishment	—	—	—	53	1,206	13,969
Total interest expense recognized	$1,699	$1,693	$7,956	$4,070	$5,223	$22,454
Effective interest rate	0.37%	0.37%	1.87%	4.65%	4.65%	4.68%